Other Financial Commitments (Tables)	12 Months Ended
Jan. 31, 2021
Other Financial Commitments
Disclosure of Detailed Information About Contracted Commitments Explanatory
	31 January 2021 NZ$000’s	31 January 2020 NZ$000’s
Licence contract
- not later than one year	-	5,392
- between one year and five years	-	-
	-	5,392